Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 201 7	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$387,199.7	$2,773,250.8
Additions (Deductions)	—	75,594.7	458,605.8	8,195.9	(219,902.5)	322,493.9
Disposals or retirements	—	(37.0)	(9,553.0)	(377.8)	—	(9,967.8)
Reclassification	—	—	8.8	1.5	—	10.3
Effect of disposal of subsidiary	—	—	(51.2)	(14.8)	(0.5)	(66.5)
Effect of exchange rate changes	(66.1)	(827.6)	(4,125.8)	(142.9)	56.8	(5,105.6)

Balance at December 31, 2017	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$167,353.5	$3,080,615.1

Accumulated depreciation and impairment

Balance at January 1, 2017	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$1,775,473.1
Additions	27.8	20,844.6	229,985.6	4,938.0	—	255,796.0
Disposals or retirements	—	(28.8)	(8,114.3)	(377.5)	—	(8,520.6)
Reclassification	—	—	8.2	1.5	—	9.7
Effect of disposal of subsidiary	—	—	(42.8)	(13.9)	—	(56.7)
Effect of exchange rate changes	(42.1)	(718.4)	(3,765.3)	(102.9)	—	(4,628.7)

Balance at December 31, 2017	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$2,018,072.8

Carrying amounts at December 31, 2017	$3,472.7	$184,688.1	$692,303.4	$14,724.6	$167,353.5	$1,062,542.3

Cost

Balance at January 1, 2018	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$167,353.5	$3,080,615.1
Additions	—	40,396.4	247,042.3	6,773.4	5,812.3	300,024.4
Disposals or retirements	—	(410.9)	(5,972.5)	(790.8)	—	(7,174.2)
Effect of exchange rate changes	28.2	(405.8)	(61.9)	8.1	(254.8)	(686.2)

Balance at December 31, 2018	$4,011.4	$418,714.3	$2,728,760.2	$48,382.2	$172,911.0	$3,372,779.1

Accumulated depreciation and impairment

Balance at January 1, 2018	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$2,018,072.8
Additions	20.9	24,293.4	258,195.3	5,615.3	—	288,124.9
Disposals or retirements	—	(399.0)	(4,773.6)	(790.0)	—	(5,962.6)
Impairment	—	—	423.5	—	—	423.5
Effect of exchange rate changes	19.2	33.2	(15.1)	32.9	—	70.2

Balance at December 31, 2018	$550.6	$218,374.1	$2,049,279.0	$32,525.1	$—	$2,300,728.8

Carrying amounts at December 31, 2018	$3,460.8	$200,340.2	$679,481.2	$15,857.1	$172,911.0	$1,072,050.3

Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of maturity analysis of operating lease payments receivable	The maturity analysis of operating lease payments receivable for the buildings is as follows:

December 31, 2019
NT$
(In Millions)
Year 1	$18.4
Year 2	17.0
Year 3	17.0

$52.4

Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2019	$4,011.4	$418,151.7	$2,728,760.2	$48,382.2	$172,911.0	$3,372,216.5
Additions	—	21,448.5	179,798.4	7,415.0	355,621.1	564,283.0
Disposals or retirements	—	(159.0)	(17,381.6)	(1,043.3)	—	(18,583.9)
Transfers from right-of-use assets	—	—	619.8	—	—	619.8
Effect of disposal of subsidiary	—	—	—	(0.5)	—	(0.5)
Effect of exchange rate changes	(19.6)	(1,366.2)	(5,173.8)	(142.0)	(237.0)	(6,938.6)

Balance at December 31, 2019	$3,991.8	$438,075.0	$2,886,623.0	$54,611.4	$528,295.1	$3,911,596.3

Accumulated depreciation and impairment

Balance at January 1, 2019	$550.6	$217,899.2	$2,049,279.0	$32,525.1	$—	$2,300,253.9
Additions	1.6	26,026.6	246,724.2	6,012.5	—	278,764.9
Disposals or retirements	—	(144.4)	(12,880.8)	(1,042.1)	—	(14,067.3)
Transfers from right-of-use assets	—	—	20.7	—	—	20.7
Reversal of impairment	—	—	(301.4)	—	—	(301.4)
Effect of disposal of subsidiary	—	—	—	(0.5)	—	(0.5)
Effect of exchange rate changes	(13.5)	(722.1)	(4,575.7)	(76.6)	—	(5,387.9)

Balance at December 31, 2019	$538.7	$243,059.3	$2,278,266.0	$37,418.4	$—	$2,559,282.4

Carrying amounts at December 31, 2019	$3,453.1	$195,015.7	$608,357.0	$17,193.0	$528,295.1	$1,352,313.9

Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

Buildings
NT$
(In Millions)
Cost

Balance at January 1, 2019	$562.6

Balance at December 31, 2019	$562.6

Accumulated depreciation

Balance at January 1, 2019	$474.9
Additions	24.2

Balance at December 31, 2019	$499.1

Carrying amounts at December 31, 2019	$63.5

Property plant and equipment including subject and not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

December 31, 2019
NT$
(In Millions)
Assets used by the Company	$1,352,313.9
Assets subject to operating leases	63.5

$1,352,377.4